Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,825,244	$ 8,287,351
Less: accumulated depreciation	(3,080,853)	(2,306,659)
Property and equipment, net	5,744,391	5,980,692
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	517,977	527,372
Office equipment, fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,455,318	2,042,230
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	201,423	179,273
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,650,526	4,455,440
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,083,036